8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2018 $ / shares shares		Sep. 30, 2017 $ / shares shares		Sep. 30, 2016 $ / shares shares
Weighted average contractual remaining life of finder's warrants in years	1.60		0.67		1.00
Finder's warrants
Outstanding	374,700		398,750		109,650
Issued	240,000		199,700		398,750
Exercised	(155,000)		(221,875)		0
Expired	(193,600)		(1,875)		(109,650)
Outstanding	266,100		374,700		398,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.12		$ 0.10		$ 1.43
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.10		0.13		0.10
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0.10		0.10		0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.125		0.10		1.43
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.10		0.12		0.10
Finder's warrants | Expiry Date, October 7, 2017
Exercise price | $ / shares	$ 0.10	[1]	$ 0.10		$ 0.10
Outstanding	155,000	[1]	155,000		0
Issued	0	[1]	0		155,000
Exercised	(155,000)	[1]	0		0
Expired	0	[1]	0		0
Outstanding	0	[1]	155,000	[1]	155,000
Finder's warrants | Expiry Date, March 28, 2018
Exercise price | $ / shares	$ 0.125	[2]	$ 0.125		$ 0.125
Outstanding	20,000	[2]	20,000		0
Issued	0	[2]	0		20,000
Exercised	0	[2]	0		0
Expired	(20,000)	[2]	0		0
Outstanding	0	[2]	20,000	[2]	20,000
Finder's warrants | Expiry Date, September 6, 2018
Exercise price | $ / shares	$ 0.125	[3]	$ 0.125
Outstanding	173,600	[3]	0
Issued	0	[3]	173,600
Exercised	0	[3]	0
Expired	(173,600)	[3]	0
Outstanding	0	[3]	173,600	[3]	0
Finder's warrants | Expiry Date, April 25, 2020
Exercise price | $ / shares	$ 0.10
Issued	240,000
Exercised	0
Expired	0
Outstanding	240,000
Finder's warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares	$ 0.14		$ 0.14
Outstanding	26,100		0
Issued	0		26,100
Exercised	0		0
Expired	0		0
Outstanding	26,100		26,100		0
Finder's warrants | Expiry Date, September 8, 2017
Exercise price | $ / shares			$ 0.10		$ 0.10
Outstanding	0		223,750		0
Issued			0		223,750
Exercised			(221,875)		0
Expired			(1,875)		0
Outstanding			0		223,750
Finder's warrants | Expiry Date, October 3, 2015
Exercise price | $ / shares					$ 1.50
Outstanding			0		47,150
Issued					0
Exercised					0
Expired					(47,150)
Outstanding					0
Finder's warrants | Expiry Date, October 9, 2015
Exercise price | $ / shares					$ 1.50
Outstanding			0		56,500
Issued					0
Exercised					0
Expired					(56,500)
Outstanding					0
Finder's warrants | Expiry Date, April 29, 2016
Exercise price | $ / shares					$ 0.25
Outstanding			0		6,000
Issued					0
Exercised					0
Expired					(6,000)
Outstanding					0

[1]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one warrant exercisable at $0.15 until April 7, 2020. On October 4, 2017, 155,000 finder’s warrants were exercised resulting in 155,000 common shares and 155,000 warrants issued.
[2]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until September 28, 2019.
[3]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until March 6, 2020.